Net interest income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net interest income
Loans	SFr 7,179	SFr 6,770	SFr 5,979
Investment securities	9	80	47
Trading assets	7,340	7,131	6,697
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,926	2,856	2,515
Other	2,730	2,776	1,819
Interest and dividend income	20,184	19,613	17,057
Deposits	(3,055)	(2,287)	(1,354)
Short-term borrowings	(409)	(359)	(166)
Trading liabilities	(3,513)	(3,453)	(3,542)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,668)	(1,877)	(1,284)
Long-term debt	(3,412)	(3,816)	(3,722)
Other	(1,110)	(812)	(432)
Interest expense	(13,167)	(12,604)	(10,500)
Net interest income	7,017	7,009	6,557
Bank
Net interest income
Interest and dividend income	20,180	19,623	17,061
Interest expense	(13,131)	(12,498)	(10,369)
Net interest income	SFr 7,049	SFr 7,125	SFr 6,692